Derivatives - Amount of Gain or Losses Recognized in Income on Derivatives (Detail) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ 0	$ 0	$ 0
Net cost of gas sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(2,113)	(11,572)	5,006
Regulatory Deferral Accounting Treatment | Net cost of gas sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ 2,113	$ 11,572	$ (5,006)